Employee Benefits - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Line Items]
Post Employment Benefits	€ 8,702
Italian leaving indemnities (TFR)
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	9 years	9 years 2 months 12 days
Leaving Indemnities [Member] | CN
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	6 years 3 months 18 days	6 years 2 months 12 days
Leaving Indemnities [Member] | ES
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	7 years 1 month 6 days	6 years 7 months 6 days